Investment in subsidiaries with material non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Investment in subsidiaries with material non-controlling interests
Summary of financial statements of investment in subsidiaries with material non-controlling interests

	BW India		BW Product Services
	2024	2023	2024	2023
	US$’000	US$’000	US$’000	US$’000
Assets
Current assets	63,581	27,935	417,096	431,420
Includes
Cash and cash equivalents	19,443	15,882	175,882	77,980
Non-current assets	278,287	347,933	92,115	75,727
Liabilities
Current liabilities	28,371	33,901	328,769	402,789
Includes
Borrowings	23,927	27,929	137,425	138,380
Non-current liabilities (Borrowings)	76,443	112,473	50,748	40,815
Net assets	237,054	229,494	129,694	63,543

	BW India			BW Product Services
	2024	2023	2022	2024	2023	2022
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
TCE income	126,660	118,999	92,561	—	—	—
Revenue – Product Services	—	—	—	2,650,445	1,835,031	727,775
Cost of cargo and delivery expenses	—	—	—	(2,469,621)	(1,741,585)	(727,882)
Vessel operating expense	(22,223)	(21,503)	(22,885)	—	—	—
Depreciation and amortisation	(34,853)	(33,950)	(32,154)	(36,095)	(67,609)	(3,414)
Finance expense	(8,980)	(9,510)	(7,453)	(934)	(4,426)	(1,755)
Other expenses	(9,344)	(6,045)	(2,004)	(45,145)	(20,033)	3,139
Net profit/(loss) after tax	51,260	47,991	28,065	98,650	1,378	(2,137)
Other comprehensive income/ (loss) (currency translation effects)	—	416	2,961	(1,022)	1,918	(895)
Total comprehensive income/ (loss)	51,260	48,407	31,026	97,628	3,296	(3,032)
Total comprehensive income/ (loss) allocated to non- controlling interests	24,400	23,716	12,701	15,996	480	(1,317)